Revenue Recognition - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Revenue Recognition and Deferred Revenue [Abstract]
Contract with customer, asset	$ 0	$ 0	$ 0	$ 0
Contract with customer, liability	34,286	34,286	347,619	$ 49,365
Contract with customer, liability, revenue recognized	$ 10,357	$ 21,746	$ 39,683